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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-02424

                        VAN KAMPEN STRATEGIC GROWTH FUND
               (Exact name of registrant as specified in charter)

             522 Fifth Avenue, New York, New York         10036
            (Address of principal executive offices)   (Zip code)

                           Stefanie V. Chang Yu, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 8/31

Date of reporting period: 7/1/08-6/30/09

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02424
Reporting Period: 07/01/2008 - 06/30/2009
Van Kampen Strategic Growth Fund









======================= VAN KAMPEN STRATEGIC GROWTH FUND =======================


CME GROUP INC.

Ticker:       CME            Security ID:  12572Q105
Meeting Date: AUG 18, 2008   Meeting Type: Special
Record Date:  JUL 18, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Increase in Size of Board       For       For          Management
2     Issue Shares in Connection with         For       For          Management
      Acquisition
3     Adjourn Meeting                         For       For          Management


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ILLUMINA, INC.

Ticker:       ILMN           Security ID:  452327109
Meeting Date: SEP 9, 2008    Meeting Type: Special
Record Date:  JUL 28, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Increase Authorized Common Stock        For       For          Management


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NETAPP, INC.

Ticker:       NTAP           Security ID:  64110D104
Meeting Date: APR 21, 2009   Meeting Type: Special
Record Date:  MAR 10, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Stock Option Exchange Program   For       Did Not Vote Management


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RESEARCH IN MOTION LTD

Ticker:       RIM            Security ID:  760975102
Meeting Date: JUL 15, 2008   Meeting Type: Annual
Record Date:  MAY 27, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect James Balsillie, Mike Lazaridis,  For       For          Management
      James Estill, David Kerr, Roger Martin,
      John Richardson, Barbara Stymiest and
      John Wetmore as Directors
2     Approve Ernst & Young LLP as Auditors   For       Withhold     Management
      and Authorize Board to Fix Their
      Remuneration


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VMWARE INC

Ticker:       VMW            Security ID:  928563402
Meeting Date: SEP 9, 2008    Meeting Type: Special
Record Date:  AUG 7, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Stock Option Exchange Program   For       Against      Management


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YAHOO!, INC.

Ticker:       YHOO           Security ID:  984332106
Meeting Date: AUG 1, 2008    Meeting Type: Proxy Contest
Record Date:  JUN 3, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
      Management Proxy (White Card)                     Did Not Vote
1.1   Elect Director Roy J. Bostock           For       Did Not Vote Management
1.2   Elect Director Ronald W. Burkle         For       Did Not Vote Management
1.3   Elect Director Eric Hippeau             For       Did Not Vote Management
1.4   Elect Director Vyomesh Joshi            For       Did Not Vote Management
1.5   Elect Director Arthur H. Kern           For       Did Not Vote Management
1.6   Elect Director Robert A. Kotick         For       Did Not Vote Management
1.7   Elect Director Mary Agnes Wilderotter   For       Did Not Vote Management
1.8   Elect Director Gary L. Wilson           For       Did Not Vote Management
1.9   Elect Director Jerry Yang               For       Did Not Vote Management
2     Ratify Auditors                         For       Did Not Vote Management
3     Adopt Pay for Superior Performance      Against   Did Not Vote Shareholder
      Principles
4 Adopt Policies to Protect Freedom of Against Did Not Vote Shareholder Access to the Internet
5     Amend Bylaws to Establish a Board       Against   Did Not Vote Shareholder
      Committee on Human Rights
1.1   Elect Director Lucian A. Bebchuk        For       Did Not Vote Shareholder
1.2   Elect Director Frank J. Biondi, Jr.     For       Did Not Vote Shareholder
1.3   Elect Director John H. Chapple          For       Did Not Vote Shareholder
1.4   Elect Director Mark Cuban               For       Did Not Vote Shareholder
1.5   Elect Director Adam Dell                For       Did Not Vote Shareholder
1.6   Elect Director Carl C. Icahn            For       Did Not Vote Shareholder
1.7   Elect Director Keith A, Meister         For       Did Not Vote Shareholder
1.8   Elect Director Edward H. Meyer          For       Did Not Vote Shareholder
1.9   Elect Director Brian S. Posner          For       Did Not Vote Shareholder
2     Ratify Auditors                         For       Did Not Vote Management
3     Adopt Pay for Superior Performance      For       Did Not Vote Shareholder
      Principles
4 Adopt Policies to Protect Freedom of Against Did Not Vote Shareholder Access to the Internet
5     Amend Bylaws to Establish a Board       Against   Did Not Vote Shareholder
      Committee on Human Rights

========== END NPX REPORT
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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Strategic Growth Fund


By (Signature and Title)*               /s/ Edward C. Wood III
                                        ----------------------------------------
                                        Edward C. Wood III
                                        President and Principal Executive
                                        Officer -- Office of the Funds

Date August 28, 2009

----------
* Print the name and title of each signing officer under his or her signature.